Disclosures on shareholdings in accordance with IFRS 12 (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure of subsidiaries [abstract]
Summary of Subsidiaries Included in Consolidation
As of September 30, 2022, SIGNA Sports United Group comprised the following material companies which were included in the scope of consolidation:

Name	Principal place of business, Country	Sum of the direct and indirect shares as of September 30, 2022	Type of interest [1]	Sum of the direct and indirect shares as of September 30, 2021	Type of interest [1]
SIGNA Sports NV	Berlin, Germany
SIGNA Sports United GmbH	Berlin, Germany	100.0%	FC	—%	—
Olympics I Merger Sub, LLC	George Town, Cayman Islands,UK	100.0%	FC	—%	—
OUTFITTER Teamsport GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
Teamstolz GmbH	Ehingen, Germany	55.0%	AE	55.0%	AE
SIGNA SPORTS CENTRO TÉCNICO SL	Barcelona, Spain	100.0%	FC	100.0%	FC
Score Invest SAS	Holtzheim, France	80.6%	FC	80.6%	FC
Tennis-Point GmbH	Herzebrock-Clarholz, Germany	100.0%	FC	100.0%	FC

MRS Tennis AG	Dietikon, Switzerland	100.0%	FC	100.0%	FC
Tennis-Point Handels GmbH	Graz, Austria	100.0%	FC	100.0%	FC
TENNIS POINT SPOR MALZEMELERI LIMITED SIRKETI	Serik Antalya, Turkey	100.0%	FC	100.0%	FC
Tennis-Point Iberia S.L.	Barcelona, Spain	100.0%	FC	100.0%	FC
Tennis-Point d.o.o.	Bol, Croatia	100.0%	FC	100.0%	FC
Tennis Point Italia SRL	Bruneck, Italy	100.0%	FC	100.0%	FC
Midwest Sports Supply LLC.	Cincinnati, USA	60.6%	FC	60.6%	FC
Ballside GmbH	Rostock, Germany	100.0%	FC	100.0%	FC
Tennis Express LLC	Houston, USA	66.7%	FC	—%	FC
Publikat GmbH	Großostheim, Germany	100.0%	FC	100.0%	FC
SIGNA Sport Online GmbH	Munich, Germany	100.0%	FC	100.0%	FC
Internetstores Holding GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Internetstores GmbH	Stuttgart, Germany	100.0%	FC	100.0%	FC
Bikester Sweden Retail Stores AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Addnature AB	Stockholm, Sweden	100.0%	FC	100.0%	FC
Probikeshop-Dolphin France SAS	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Procall	Saint Etienne, France	100.0%	FC	100.0%	FC
E-Prolog	Chapponay, France	—%	0	100.0%	FC
SIGNA Beteiligung I Verwaltungs UG (haftungsbeschränkt)	Munich, Germany	100.0%	FC	100.0%	FC
SIGNA Beteiligung I UG (haftungsbeschränkt) & Co KG	Munich, Germany	100.0%	FC	100.0%	FC
Sports Data Services GmbH (formally known as INSIGNA GmbH)	Munich, Germany	100.0%	FC	100.0%	FC
SIGNA AppVentures GmbH	Munich, Germany	100.0%	FC	100.0%	FC
AEON SIGNA Sports United Co., Ltd.	Chiba, Japan	50.0%	AE	50.0%	AE
Sports North America Holding Corp.	New York, USA	100.0%	FC	—%	—
SSU Midwest Acqusition Corp.	New York, USA	100.0%	FC	—%	—
Sports Media Services Gmbh	Berlin, Germany	100.0%	FC	—%	—
Mapil TopCo Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil MidCo 1 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil MidCo 2 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Mapil Bidco Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Ensco 503 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Wiggle Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—

Peleton Topco Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Peleton Midco 1 Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Chain Reaction Cycles Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
Hotlines Europe Limited	Edinburgh, United Kingdom	100.0%	FC	—%	—
Chain Reaction Cycles Retail Limited	Belfast, United Kingdom	100.0%	FC	—%	—
Taiwan Chain Reaction Co. Ltd	Yuanlin, Taiwan	100.0%	FC	—%	—
Wiggle Australia Pty Limited	Portsmouth, United Kingdom	100.0%	FC	—%	—
WiggleCRC US LLC	Portsmouth, United Kingdom	100.0%	FC	—%	—

1     FC: Full consolidation,
AE: At-equity